Non-controlling Interests - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The subsidiaries with the exception of isoEnergy [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary	100.00%
IsoEnergy Ltd. [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary	52.03%	53.35%
Increase in number of flow through shares outstanding	8,403,000	10,848,200	999,999
Common shares to related parties	7,371,858	7,022,520
Proceeds from issuing shares	$ 6,748,977	$ 7,710,764	$ 1,100,000
Increase in number of shares outstanding, issued to an unrelated third party	60,000	102,600
IsoEnergy Ltd. [member] | Radio Property [member]
Disclosure of noncontrolling interests [line items]
Issue of shares for exploration and evaluation assets			3,000,000
IsoEnergy Ltd. [member] | Geiger Property [member]
Disclosure of noncontrolling interests [line items]
Issue of shares for exploration and evaluation assets	68,774	3,330,000	1,000,000
IsoEnergy Ltd. [member] | Laroque East uranium exploration property [member]
Disclosure of noncontrolling interests [line items]
Issue of shares for exploration and evaluation assets		1,000,000